Income taxes - Maturity Of Deferred Tax Losses and Credits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	€ 866	€ 1,268	€ 1,394
Tax credits expiring:	86	93	92
Deductible temporary differences	27	12	17
Total	979	1,373	1,503
Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	208	255	265
Tax credits expiring:	86	93	92
Deductible temporary differences	6	3	4
Total	300	351	361
Within 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	17	4	0
Tax credits expiring:	57	60	57
Within 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	4	1	0
Tax credits expiring:	57	60	57
Beyond 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	3	3	3
Tax credits expiring:	29	33	35
Beyond 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1	1	1
Tax credits expiring:	29	33	35
No time limit | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	846	1,261	1,391
Deductible temporary differences	27	12	17
No time limit | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	203	253	264
Deductible temporary differences	€ 6	€ 3	€ 4